Fair value of assets and liabilities - Xiaoying card loan products and Significant unobservable inputs (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Fair value of assets and liabilities
Financial guarantee derivative	$ 45,659,474		¥ 297,928,066	¥ 719,962,262
Financial guarantee derivative	19,991,125		130,442,090
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2019)	2,331,120	$ 207,080,370	15,210,557	1,441,652,114
Loans at fair value	243,024,044		1,585,731,888	2,782,332,885
Financial guarantee derivative
Fair value of assets and liabilities
Financial guarantee derivative	45,659,474		297,928,066
Financial guarantee derivative				719,962,262
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2019)	41,720,920		272,229,005	155,618,319
Loan products
Fair value of assets and liabilities
Financial guarantee derivative	3,379,427,635		22,050,765,318	27,942,291,698
Loans at fair value	$ 1,739,338,311		¥ 11,349,182,478	¥ 12,492,069,873
Remaining weighted average contractual term (Month)	8 months 5 days	7 months 4 days
Estimated net default rate (in percentage)	5.75%	10.13%	5.75%	10.13%